RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of detailed information about key management personnel [Table Text Block]
	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Salaries and bonus	$869,250	$864,300	$938,542
Compensation expense and share-based payments	$46,092	$374,014	$724,035
	$915,342	$1,238,314	$1,662,577